Cover	Jul. 11, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 11, 2025
Entity File Number	001-41955
Entity Registrant Name	HELIX ACQUISITION CORP. II
Entity Central Index Key	0001869105
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	200 Clarendon Street
Entity Address, Address Line Two	52nd Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	857
Local Phone Number	702-0370
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A ordinary share, par value $0.0001 per share
Trading Symbol	HLXB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false